John Hancock Leveraged Companies Fund

Supplement dated 12-21-2009 to the current Prospectuses

Under “Fund details”, in the “Who’s who” section, in the “Subadviser” subsection, the information about the portfolio managers is supplemented as follows to reflect the addition of Dennis F. McCafferty to the fund’s investment management team.  Arthur N. Calavritinos will continue to serve on the fund team.

Dennis F. McCafferty, C.F.A

•         Joined fund team in 2009

•         Portfolio manager, MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2009)

•         Investment analyst, MFC Global (U.S.) (2008 to 2009)

•         Principal and senior analyst, Pardus Capital Management (2005 to 2008)

•         Senior equity analyst, Griffen-Rose (2004 to 2005)

•         Began business career in 1995

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Leveraged Companies Fund

Supplement dated 12-21-2009 to the Statement of Additional Information

APPENDIX B – PORTFOLIO MANAGER INFORMATION

The following modifies the information presented in Appendix B to reflect the addition of Dennis F. McCafferty to the Fund‘s investment management team.  Arthur N. Calavritinos will continue to serve on the Fund team.

Appendix B                                                              MFC Global Investment Management (U.S.), LLC

John Hancock Leveraged Companies Fund

The following chart reflects information regarding accounts other than the fund for which the indicated portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.  In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.  Also shown below the chart is the indicated portfolio manager’s investments in the fund that he manages.

The following table reflects approximate information as of November 30, 2009.

		Other Registered Investment Companies (assets in millions)		Other Pooled Investment Vehicles (assets in millions)		Other Accounts (assets in millions)
Portfolio Manager…….....	Dollar Range of Investments in Fund	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Dennis F. McCafferty, CFA	N/A	1	$822.7	0	0	4	$1,074.3

As of November 30, 2009, Mr. McCafferty did not own any shares of the Fund.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock International Allocation Portfolio

Supplement dated 12-21-09 to the current Prospectus

Under the section of the Prospectus entitled “Fund details — Subadviser,” effective January 1, 2010, the following persons will serve as portfolio managers to the fund, replacing Steve Orlich.  For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the Statement of Additional Information.

Bruce Speca

•         Portfolio manager of the fund since 2010

•         Chief Investment Officer and Executive Vice President, the Adviser

•         Vice President and Portfolio Manager, MFC Global (U.S.A.)

•         Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009

Bob Boyda

•         Portfolio manager of the fund since 2010

•         Senior Vice President, the Adviser

•         Vice President and Portfolio Manager, MFC Global (U.S.A.)

•         Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009

Steve Medina

•         Portfolio manager of the fund since 2010

•         Senior Vice President, the Adviser

•         Vice President and Portfolio Manager, MFC Global (U.S.A.)

•         Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009

Effective January 1, 2010, Deutsche Investment Management Americas Inc. will no longer provide subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited.  Accordingly, the section entitled “Subadviser consultant” under “Fund details” is deleted effective as of January 1, 2010.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated 12-21-09 to the current Statement of Additional Information

INVESTMENT ADVISORY AND OTHER SERVICES — Subadvisory Arrangements for the Portfolio

Effective as of January 1, 2010, Deutsche Investment Management Americas, Inc. will no longer serve as a subadviser consultant to the John Hancock International Allocation Portfolio.  Accordingly, the discussion of these arrangements that appear under this heading is deleted effective as of January 1, 2010.

APPENDIX B — PORTFOLIO MANAGER INFORMATION

The following modifies the information presented in this Appendix B regarding the John Hancock International Allocation Portfolio’s portfolio managers as of January 1, 2010.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
(“MFC Global (U.S.A.)”)

John Hancock International Allocation Portfolio

The following chart reflects information regarding accounts other than the fund for which each portfolio manager to the fund has day-to-day management responsibilities.  Accounts are grouped into three categories: (i) other investment companies; (ii) other pooled investment vehicles; and (iii) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.  In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.  Also shown below the chart is each portfolio manager’s investment in the fund that he manages.

The following table reflects approximate information as of November 30, 2009:

Fund Manager	Registered investment companies managed		Other pooled investment vehicles managed		Other accounts managed (in millions)
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Bruce Speca	37	$65.9 billion	0	$0	0	$0
Bob Boyda	37	$65.9 billion	0	$0	0	$0
Steve Medina	37	$65.9 billion	0	$0	0	$0
	Registered investment companies managed for which MFC Global (U.S.A.) receives a performance-based fee		Other pooled investment vehicles managed for which MFC Global (U.S.A.) receives a performance-based fee		Separate accounts managed for which MFC Global (U.S.A.) receives a performance-based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Bruce Speca	0	$0	0	$0	0	$0
Bob Boyda	0	$0	0	$0	0	$0
Steve Medina	0	$0	0	$0	0	$0

Ownership of fund shares.  None of the portfolio managers listed in the above table beneficially owned any shares of the fund that he managed as of November 30, 2009.

DESCRIPTION OF COMPENSATION STRUCTURE

Messrs. Speca, Boyda and Medina do not receive compensation from MFC Global (U.S.A.).

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.